Series B Preferred Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Series B Preferred Stock Warrants
Series B Preferred Stock Warrants

Note 14. Series B Preferred Stock Warrants

From March 2021 through December 2021, in connection with the issuance of Series B preferred stock, the Company issued (i) a warrant to acquire 5,000 shares of the Series B preferred stock at an exercise price of $1,000 per share of Series B preferred stock, which became exercisable immediately upon issuance and which expired on March 26, 2023; and (ii) a warrant to acquire 5,000 shares of the Series B preferred stock at an exercise price of $1,000 per share of Series B preferred stock, which became exercisable immediately upon issuance and which expires on March 26, 2024. If at any time after the 60-day anniversary of the closing date there is no effective registration statement, or no current prospectus available for the resale of the warrant shares, then the warrants may be exercised, in whole or in part, on a cashless basis at any time until they expire. The Company can force the exercise of the warrants if the VWAP exceeds $3.75 per share per share for 20 consecutive trading days and the daily average trading volume of the Common Stock exceeds $100,000 in aggregate value for such period. The warrant holder may not be forced to exercise the warrant if such exercise would cause the holder’s beneficial ownership to exceed 4.9%.

The Series B preferred stock issuable upon exercise of the Series B preferred stock warrants are automatically convertible into shares of common stock at the Series B conversion price. Each share of our Series B preferred stock is convertible into a number of shares of our common stock determined by dividing the aggregate stated value for the Series B preferred stock being converted ($1,080 per share, as amended, subject to adjustment as set forth in the currently effective Series B Certificate of Designation) by the then-applicable conversion price (initially $1.50 per share), subject to adjustment as set forth in the currently effective Series B Certificate of Designation. As of March 31, 2021, in connection with the issuance of Series B preferred stock, there were outstanding warrants to acquire 10,000 shares of Series B preferred stock at an exercise price of $1,000, resulting in Series B preferred stock with a stated value of $10,800,000, and convertible into 7,200,000 shares of common stock, using a conversion price of $1.50.

The following table summarizes Series B preferred stock warrant activity during the three months ended March 31, 2023:

	Series B Preferred Stock Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2022	10,000	$1,000
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	(5,000)	1,000
Outstanding at March 31, 2023	5,000	$1,000

Exercisable at March 31, 2023	5,000	1,000

The weighted average remaining contractual life of all Series B preferred stock warrants outstanding as of March 31, 2023 was 1.0 year.

Note 16. Series B Preferred Stock Warrants

From March 2021 through December 2021, in connection with the issuance of Series B preferred stock, the Company issued (i) a warrant to acquire 5,000 shares of the Series B preferred stock at an exercise price of $1,000 per share of Series B preferred stock, which became exercisable immediately upon issuance and which expires on March 26, 2023; and (ii) a warrant to acquire 5,000 shares of the Series B preferred stock at an exercise price of $1,000 per share of Series B preferred stock, which became exercisable immediately upon issuance and which expires on March 26, 2024. If at any time after the 60-day anniversary of the closing date there is no effective registration statement, or no current prospectus available for the resale of the warrant shares, then the warrants may be exercised, in whole or in part, on a cashless basis at any time until they expire. The Company can force the exercise of the warrants if the VWAP exceeds $3.75 per share per share for 20 consecutive trading days and the daily average trading volume of the Common Stock exceeds $100,000 in aggregate value for such period. The Warrant holder may not be forced to exercise the warrant if such exercise would cause the holder’s beneficial ownership to exceed 4.9%.

In late-August and early-September 2022, the Company and holders of Series B and Series C preferred stock entered into the Support Agreements. Pursuant to the Support Agreements, the holders of Series B and Series C preferred stock agreed to use its reasonable best efforts to cooperate with the Company in connection with the Merger. The Support Agreements amend the exercise price of all outstanding warrants held by Series B and Series C Preferred Stockholders to $0.50 per common share.

The Series B preferred stock issuable upon exercise of the Series B preferred stock warrants are automatically convertible into shares of common stock at the Series B conversion price. Each share of our Series B preferred stock is convertible into a number of shares of our common stock determined by dividing the aggregate stated value for the Series B preferred stock being converted ($1,080 per share, as amended, subject to adjustment as set forth in the currently effective Series B Certificate of Designation) by the then-applicable conversion price (initially $1.50 per share), subject to adjustment as set forth in the currently effective Series B Certificate of Designation. As of December 31, 2022, in connection with the issuance of Series B preferred stock, there were outstanding warrants to acquire 10,000 shares of Series B preferred stock at an exercise price of $1,000, resulting in Series B preferred stock with a stated value of $10,800,000, and convertible into 21,600,000 shares of common stock, using a conversion price of $0.50.

The following table summarizes Series B preferred stock warrant activity during the year ended December 31, 2022:

	Series B Preferred Stock Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2021	—	$—
Granted	10,000	1,000
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding at December 31, 2022	10,000	$1,000

Exercisable at December 31, 2022	10,000	$1,000

The weighted average remaining contractual life of all Series B preferred stock warrants outstanding as of December 31, 2022 was 0.7 years.